TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gross unrecognized tax benefits as of January 1, 2012	$ 190
Increase in tax position for current year	8
Gross unrecognized tax benefits as of December 31, 2012	$ 198